Cover	Oct. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2021
Entity File Number	033-55254-38
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Entity Tax Identification Number	87-0485313
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1740H Del Range Blvd
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false